UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09149

Investment Company Act File Number

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Income Trust

August 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 150.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.4%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	$250	$285,005
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	210	239,667
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	875	919,275

		$1,443,947

Education — 18.4%
Miami University, 4.00%, 9/1/39	$500	$516,815
Miami University, 5.00%, 9/1/33	1,000	1,146,710
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	479,490
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,410,112
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	563,265
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,111,260
Ohio State University, 5.00%, 12/1/28	480	598,267
Ohio State University, 5.00%, 12/1/30	545	682,918
University of Cincinnati, 5.00%, 6/1/34	500	564,685
Wright State University, 5.00%, 5/1/31	750	820,650

		$7,894,172

Electric Utilities — 2.6%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$524,497
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	581,675

		$1,106,172

Escrowed/Prerefunded — 10.4%
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	$1,750	$1,999,900
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	65	73,126
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	445	487,791
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	750	822,120
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	180	191,176
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	195	207,108
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	625	663,806
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	25,633

		$4,470,660

General Obligations — 14.4%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$335	$377,649
Barberton City School District, 4.50%, 12/1/33	900	952,344
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,025	1,132,471
Dayton City School District, 5.00%, 11/1/31	100	120,463
Huber Heights City School District, 4.75%, 12/1/25	595	666,233
Lakewood City School District, 5.00%, 11/1/39	400	447,672
Oregon City School District, 4.00%, 12/1/30	1,250	1,303,500
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), 5.25%, 12/1/37	1,000	1,164,970

		$6,165,302

Hospital — 22.3%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$1,075	$1,183,059
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	560	603,910
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	549,465

Security	Principal Amount (000’s omitted)	Value
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	$800	$883,656
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	283,335
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	877,597
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	512,275
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	535,205
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	854,584
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	563,205
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,129,910
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	605,566
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	638,134
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	184,303
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	90	90,789
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	80	83,833

		$9,578,826

Housing — 6.0%
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	$2,500	$2,565,275

		$2,565,275

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$556,870

		$556,870

Insured-Education — 11.7%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$843,030
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,109,980
Kent State University, (AGC), 5.00%, 5/1/29	465	516,285
Miami University, (AMBAC), 3.25%, 9/1/26	580	584,663
University of Akron, Series A, (AGM), 5.00%, 1/1/38	1,500	1,609,170
University of Akron, Series B, (AGM), 5.00%, 1/1/38	320	343,290

		$5,006,418

Insured-Electric Utilities — 10.4%
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	$710	$456,040
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	701,680
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	602,049
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,119,410
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	271,224
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	174,648
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	131,504

		$4,456,555

Insured-Escrowed/Prerefunded — 4.7%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,160,380
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	90	100,168
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	567,620
University of Akron, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	180	197,726

		$2,025,894

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 17.6%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$555	$618,392
Buckeye Valley Local School District, (AGC), 5.00%, 12/1/36	500	550,775
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,467,034
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,262,440
Madeira City School District, (AGM), 3.50%, 12/1/27	1,500	1,503,645
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,750	1,990,415
St. Marys City School District, (AGM), 5.00%, 12/1/35	150	162,591

		$7,555,292

Insured-Hospital — 1.4%
Lorain County, (Catholic Healthcare Partners), (AGM), 18,423%, 2/1/29(1)(2)(3)	$485	$614,902

		$614,902

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$85,536

		$85,536

Insured-Transportation — 8.9%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$662,172
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	140	152,351
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,248,100
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,266,220
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	473,493

		$3,802,336

Insured-Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$665	$632,748

		$632,748

Lease Revenue/Certificates of Participation — 0.1%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$55	$59,497

		$59,497

Other Revenue — 3.6%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,069,700
Summit County Port Authority, 5.00%, 12/1/31	445	497,359

		$1,567,059

Senior Living/Life Care — 3.9%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$650	$695,214
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	394,590
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	249,035
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	314,325

		$1,653,164

Special Tax Revenue — 4.4%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$250	$281,177
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	500	559,315
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	180	209,999
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	334,567
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	155	171,244
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	170	188,301
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	124,123

		$1,868,726

Transportation — 0.5%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$203,067

		$203,067

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 2.6%
Hamilton County, Sewer System, 5.00%, 12/1/38	$500	$567,110
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	560,645

		$1,127,755

Total Tax-Exempt Investments — 150.3% (identified cost $58,135,627)		$64,440,173

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.0)%		$(22,725,538)

Other Assets, Less Liabilities — 2.7%		$1,156,425

Net Assets Applicable to Common Shares — 100.0%		$42,871,060

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2015, 37.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 15.2% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2015, the aggregate value of these securities is $614,902 or 1.4% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at August 31, 2015.

(3)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,455,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,061,585

Gross unrealized appreciation	$6,560,864
Gross unrealized depreciation	(182,276)

Net unrealized appreciation	$6,378,588

The Trust did not have any open financial instruments at August 31, 2015.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$64,440,173	$—	$64,440,173
Total Investments	$—	$64,440,173	$—	$64,440,173

The Trust held no investments or other financial instruments as of November 30, 2014 whose fair value was determined using Level 3 inputs. At August 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 26, 2015